UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EXPENSES:
Voyage expenses	$ 1,036	$ 1,163
Dry-docking costs	0	3,153
Related Party [Member]
EXPENSES:
Voyage expenses	549	508
Dry-docking costs	$ 0	$ 74